Financial Assets and Financial Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) [Line Items]
Fair value measurements (in Dollars)
Trade Receivables [Member] | Largest Customer [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Trade receivables	25.00%		17.00%
Trade Receivables [Member] | Five Largest Customers [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Trade receivables	70.00%		47.00%